STOCK-BASED COMPENSATION PLANS Stock option plan - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) plan Rate shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum	8.10%	8.10%
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years	4 years
Percentage of the award vesting at first anniversary	25.00%
Unrecognized stock-based compensation cost (in dollars) | $	$ 4,548	$ 5,451	$ 7,879
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 7 months 6 days	2 years 3 months 18 days	2 years 9 months 24 days
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 14,871	$ 11,530	$ 9,346
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 10 months 27 days	1 year 10 months 18 days	1 year 7 months
Stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of issued and outstanding common shares available for issue if the lesser of two alternatives | shares	7,000,000
Percentage of outstanding stock maximum		8.10%
Common shares available for future allocation under the plan | shares	1,064,026
Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Treasury Based Restricted Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum | Rate	3.70%
Common shares available for future allocation under the plan | shares	282,733
Restricted Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Plan 1 Year [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
Non-United States [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
France [Member] | Restricted Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Additional Tax Holding Period	2 years